                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM N-Q AMENDMENT
                       TO FORM N-Q FILED ON APRIL 29, 2005

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5078
--------------------------------------------------------------------------------

                       MFS GOVERNMENT MARKETS INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
--------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) GOVERNMENT MARKETS INCOME TRUST

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Government Markets Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 80.3%
-----------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                          $  4,095,000     $  6,310,571
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                              4,350,000        6,387,253
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                            6,820,000       10,418,853
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 23,116,677
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                             $    660,000     $    656,304
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.3874%, 2013##                                           1,819,000        1,976,069
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,632,373
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 2.92%, 2007                                                                                $  3,205,000     $  3,211,971
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 47.7%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.942%, 2007                                                                              $  1,071,127     $  1,127,282
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                                  3,522,804        3,486,985
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2019                                                                             44,740,868       45,114,383
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                                                                     355,558          357,296
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                                 1,038,346        1,044,886
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                                    415,654          423,443
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.65%, 2013                                                                                    979,360          969,565
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                                                                  1,246,176        1,219,482
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                                 3,168,738        3,146,885
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.771%, 2014                                                                                 2,480,567        2,487,231
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                                 3,527,011        3,544,591
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                                     540,167          550,207
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                                    714,706          705,437
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                                    967,824          966,614
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2033                                                                           17,200,870       17,972,907
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                             20,800,756       21,463,372
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                           59,519,286       60,378,636
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                                  23,941,721       23,661,118
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2028                                                                                     94,582          101,382
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $188,721,702
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 13.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aid to Israel, 0%, 2024                                                                               $  5,452,000     $  2,000,955
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.41%, 2007                                                                                  3,945,000        3,890,168
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                                12,197,000       12,163,507
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.05%, 2015                                                                                 3,680,000        3,692,041
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                              1,728,763        1,711,293
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.875%, 2011                                                                322,249          342,317
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                               1,802,633        1,919,113
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                               1,526,632        1,625,369
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                               1,484,728        1,585,175
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                              1,512,404        1,628,339
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                                 953,282          962,091
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                                                               2,542,157        2,526,833
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                               1,378,010        1,338,710
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                               2,483,381        2,475,719
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                               1,505,395        1,558,142
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024 - 2025                                                        2,913,000        2,910,626
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.87%, 2024                                                               1,591,000        1,590,413
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016                                              1,580,000        1,723,850
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016                                              5,612,000        5,964,692
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 51,609,353
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 12.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                                    $  8,400,000     $  9,820,780
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                                           3,036,000        3,830,816
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.875%, 2017                                                                        6,000,000        8,445,702
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                        7,767,476        8,162,825
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008###                                                                     7,318,233        7,897,120
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                            7,558,434        7,793,750
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIPS, 0%, 2016                                                                           3,504,000        2,091,156
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 48,042,149
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                                       $317,334,225
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 14.0%
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                                      AUD               640,000     $    524,214
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRIA - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                          EUR               859,000     $  1,218,875
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                            EUR               750,000        1,092,050
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                         EUR               118,000          168,144
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,479,069
-----------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                          EUR               374,000     $    510,318
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                             EUR               483,000          703,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,214,042
-----------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                                  $  1,461,739     $  1,488,233
-----------------------------------------------------------------------------------------------------------------------------------
CANADA - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                        CAD                95,000     $     79,871
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2008                                                                        2,735,000        2,848,155
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2010                                                         CAD               702,000          614,927
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                        CAD               462,000          401,298
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                           CAD                74,000           84,209
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,028,460
-----------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Compania Nacional de Transmision Electrica S.A. (Transelec), 7.875%, 2011                             $    314,000     $    363,821
-----------------------------------------------------------------------------------------------------------------------------------
FINLAND - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                         EUR               270,000     $    359,662
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                            EUR             1,536,000        2,048,096
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                        EUR               229,000          342,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,750,498
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                          EUR               985,000     $  1,368,490
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                             EUR             1,224,000        1,687,991
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,056,481
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 - 2009                                             EUR               788,000     $  1,078,298
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                  EUR             3,721,000        5,034,153
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                 EUR               379,000          503,845
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 EUR               227,000          397,148
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,013,444
-----------------------------------------------------------------------------------------------------------------------------------
IRELAND - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                         EUR             2,520,000     $  3,474,070
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          EUR               263,000          375,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,849,490
-----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                                $    537,000     $    650,788
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008##                                                    $  1,072,000     $  1,247,272
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                           987,000        1,184,400
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                                      1,040,000        1,244,360
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                             89,000          104,798
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,780,830
-----------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                      EUR             1,213,000     $  1,706,493
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                      EUR             1,601,000        2,183,664
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,890,157
-----------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                      NZD               477,000     $    357,519
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                    NZD             3,206,000        2,387,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,744,914
-----------------------------------------------------------------------------------------------------------------------------------
PANAMA - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                               $    715,000     $    864,010
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                           134,000          151,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,015,430
-----------------------------------------------------------------------------------------------------------------------------------
QATAR - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                           $    990,000     $  1,472,625
-----------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                          $  1,474,000     $  1,375,979
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                              640,000          921,856
-----------------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                                  443,000          755,005
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,052,840
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                                $    855,000     $    997,144
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                                       843,000        1,055,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,053,002
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 7%, 2005                                                                            $  3,600,000     $  3,653,708
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                               EUR               194,000          280,755
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                            EUR             1,657,000        2,451,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,385,856
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                                     GBP               149,000     $    304,795
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                     GBP               573,000        1,148,121
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                        GBP               778,000        1,906,615
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,359,531
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $ 55,173,725
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $364,695,871)                                                                            $372,507,950
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/2005, due 3/01/2005, total to be received
  $17,086,239 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account), at Cost                                                               $ 17,085,000     $ 17,085,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $381,780,871)                                                                      $389,592,950
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                     5,690,447
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $395,283,397
-----------------------------------------------------------------------------------------------------------------------------------

    ##  SEC Rule 144A restriction
    ### Security segregated as collateral for open futures contracts.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

        AUD = Australian Dollar
        CAD = Canadian Dollar
        CHF = Swiss Franc
        DKK = Danish Krone
        EUR = Euro
        GBP = British Pound
        NOK = Norwegian Krone
        NZD = New Zealand Dollar
        SEK = Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT MARKETS INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $386,105,825
                                               ------------
Gross unrealized appreciation                  $  7,677,166

Gross unrealized depreciation                    (4,190,041)
                                               ------------
  Net unrealized appreciation (depreciation)   $  3,487,125
                                               ============

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                             NET UNREALIZED
                       CONTRACTS TO                                           CONTRACTS       APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE                     IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
SALES
4/11/2005                  AUD               916,819       $    697,947      $    723,476    ($     25,529)
3/4/2005-4/25/2005         EUR            20,634,429         26,526,855        27,363,742         (836,887)
3/10/2005                  GBP             1,719,058          3,214,639         3,302,356          (87,717)
4/11/2005                  NZD             3,815,347          2,646,840         2,763,544         (116,704)
                                                           ------------      ------------     ------------
                                                           $ 33,086,281      $ 34,153,118    ($  1,066,837)
                                                           ============      ============     ============

PURCHASES
4/11/2005                  AUD               464,615       $    364,521      $    366,635     $      2,114
4/11/2005                  CHF             1,162,135            957,278         1,003,399           46,121
4/11/2005                  DKK               391,346             67,305            69,729            2,424
4/25/2005                  EUR               616,210            814,815           817,387            2,572
3/4/2005                   NOK             6,220,000            983,508         1,002,879           19,371
3/14/2005-4/14/2005        SEK            15,587,218          2,209,115         2,281,695           72,580
                                                           ------------      ------------     ------------
                                                           $  5,396,542      $  5,541,724     $    145,182
                                                           ============      ============     ============

At February 28, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $39,776 with Merrill Lynch International.

At February 28, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                Unrealized
                                                                               Appreciation
Description                      Expiration      Contracts      Position      (Depreciation)
-------------------------------------------------------------------------------------------
U.S. Treasury Note 10 Year       March 2005         115           Long        ($     63,813)
U.S. Treasury Note 2 Year        March 2005          87           Short        $     98,876
U.S. Treasury Note 5 Year        March 2005          54           Short        $     65,937
U.S. Treasury Long Bond          March 2005          39           Long              (22,152)
                                                                               ------------
                                                                               $     78,848
                                                                               ============

At February 28, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: MFS GOVERNMENT MARKETS INCOME TRUST
            -------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 6, 2005
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 6, 2005
      -----------


By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 6, 2005
      -----------

* Print name and title of each signing officer under his or her signature.